SHARE BASED COMPENSATION - Activity in share options (Details) - ¥ / shares		12 Months Ended
	Nov. 01, 2017	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Number of Options
Outstanding at beginning of year (in shares)		34,257,800
Granted (in shares)		2,379,500
Forfeited (in shares)		(163,100)
Outstanding at end of year (in shares)		36,474,200	34,257,800
Vested and expected to vest (in shares)		30,745,370
Weighted-Average Exercise Price
Outstanding at beginning of year (in dollars per share)		¥ 11.52
Granted (in dollars per share)		26.27
Exercised (in dollars per share)	¥ 11.47
Forfeited (in dollars per share)		(8.42)
Outstanding at end of year (in dollars per share)		12.28	¥ 11.52
Weighted Average Grant-date Fair Value
Outstanding at beginning of year (in dollars per share)		41.22
Granted (in dollars per share)		38.29	69.34	¥ 54.55
Forfeited (in dollars per share)		20.53
Outstanding at end of year (in dollars per share)		¥ 34.61	¥ 41.22